Leases - Lease Deposits and Rents Received from NRI (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases [Line Items]
Lease deposits		¥ 11,738
Rental income	¥ 4,272	¥ 3,848